Document And Entity Information	Jun. 28, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed for the purpose of filing the financial statements and pro forma financial information required by Item 9.01 with respect to the Current Report on Form 8-K filed by Live Ventures Incorporated (“Live Ventures” or the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on July 5, 2022 (the “July 5, 2022 8-K”) in connection with the consummation on June 28, 2022 (the “Effective Date”) of the transactions contemplated by the Stock Purchase Agreement (“Purchase Agreement”), and the consummation on July 27, 2022 of the transactions contemplated by the Real Estate Purchase Agreement (“B-6 Real Estate Agreement”). Pursuant to the Purchase Agreement, on June 28, 2022, the Company, acquired all of the issued and outstanding shares of capital stock of The Kinetic Co., Inc., a Wisconsin corporation (“Kinetic”).
Document Period End Date	Jun. 28, 2022
Entity Registrant Name	Live Ventures Incorporated
Entity Central Index Key	0001045742
Entity Emerging Growth Company	false
Entity File Number	001-33937
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	85-0206668
Entity Address, Address Line One	325 E. Warm Springs Road, Suite 102
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	702
Local Phone Number	997-5968
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	LIVE
Security Exchange Name	NASDAQ